Loans and Bonds Payable	6 Months Ended
Jun. 30, 2021
Short-term loans [member]
Statement [LineItems]
Loans and Bonds Payable
18.	SHORT-TERM LOANS

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Unsecured loans
Amount	$88,559.0	$139,380.9

Loan content
US$ (in millions)	$200.0	$—
EUR (in millions)	2,398.0	4,195.8
Annual interest rate	(0.54)%-0.33%	(0.25)%-0.01%
Maturity date	Due by February 2021	Due by September 2021

Bonds payable [member]
Statement [LineItems]
Loans and Bonds Payable
19.	BONDS PAYABLE

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Domestic unsecured bonds	$173,197.0	$230,389.0
Overseas unsecured bonds	84,291.0	181,278.5
Less: Discounts on bonds payable	(782.9)	(1,202.6)
Less: Current portion	(2,600.0)	—

	$254,105.1	$410,464.9

The Company issued domestic unsecured bonds for the six months ended June 30, 2021, the major terms are as follows:

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
NT$ unsecured bonds
110-1	A	March 2021 to March 2026	$4,800.0	0.50%	Bullet repayment; interest payable annually
	B	March 2021 to March 2028	11,400.0	0.55%	The same as above
	C	March 2021 to March 2031	4,900.0	0.60%	The same as above
110-2	A	May 2021 to May 2026	5,200.0	0.50%	The same as above
	B	May 2021 to May 2028	8,400.0	0.58%	The same as above
	C	May 2021 to May 2031	5,600.0	0.65%	The same as above

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
NT$ unsecured bonds
110-3	A	June 2021 to June 2026	$6,900.0	0.52%	Bullet repayment; interest payable annually
	B	June 2021 to June 2028	7,900.0	0.58%	The same as above
	C	June 2021 to June 2031	4,900.0	0.65%	The same as above
(Concluded)
The major terms of overseas unsecured bonds ar
e
 as follows:

Issuance Period	Total Amount US$ (In Millions)		Coupon Rate	Repayment and Interest Payment
September 2020 to September 2025	US$	1,000.0	0.75%	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
September 2020 to September 2027		750.0	1.00%	The same as above
September 2020 to September 2030		1,250.0	1.375%	The same as above
April 2021 to April 2026		1,100.0	1.25%	The same as above
April 2021 to April 2028		900.0	1.75%	The same as above
April 2021 to April 2031		1,500.0	2.25%	The same as above

Long-term bank loans [member]
Statement [LineItems]
Loans and Bonds Payable
20.	LONG-TERM BANK LOANS

	December 31, 2020	June 30, 2021
	NT$ (In Millions)	NT$ (In Millions)
Unsecured loans	$2,000.0	$3,210.0
Less: Discounts on government grants	(32.4)	(38.7)

	$1,967.6	$3,171.3

Loan content
Annual interest rate	0.4%	0.4%-0.6%
Maturity date	Due by September 2025	Due by March 2026
The long-term bank loans of the Company are with preferential interest rates subsidized by the government, and the loans are used to fund capital expenditure qualifying for the subsidy.